Earnings Per Share - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 30, 2011
Earnings Per Share [Abstract]
Priority return preference equal to per share amount				$ 90
Internal rate of return (priority preference) on the base amount				12.00%
Options outstanding to purchase Class A shares	713,662	2,681,313	315,563